Operating Lease (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating Lease [Line Items]
Operating lease expenses	$ 1,322,240	$ 1,317,932	$ 2,554,472	$ 2,603,073
Short-term lease	$ 36,215	$ 28,657	$ 82,518	$ 66,538
Minimum [Member]
Operating Lease [Line Items]
Lease term	24 months		24 months
Maximum [Member]
Operating Lease [Line Items]
Lease term	540 months		540 months